Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Reformation Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43424
Entity Tax Identification Number	84-2302327
Entity Address, Address Line One	5801 S. 2nd St.
Entity Address, City or Town	Vernon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058
City Area Code	213
Local Phone Number	282-2025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	REF
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001787117